Cover	6 Months Ended
Jun. 30, 2023
Document Information [Line Items]
Document Type	S-1
Entity Registrant Name	Knife River Corporation
Entity Incorporation, State or Country Code	DE
Entity Primary SIC Number	1400
Entity Tax Identification Number	92-1008893
Entity Address, Address Line One	1150 West Century Avenue
Entity Address, Address Line Two	P.O. Box 5568
Entity Address, City or Town	Bismarck
Entity Address, State or Province	ND
Entity Address, Postal Zip Code	58506-5568
City Area Code	701
Local Phone Number	530-1400
Contact Personnel Name	Karl L. Liepitz
Entity Filer Category	Non-accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001955520
Amendment Flag	false